Note 5 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	3,874,885
Stock options outstanding	45,579
Stock options authorized for future grants	292,714
Total	4,213,178

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2025	45,579	$137.20	8.6	$-
Granted	266,200	1.18
Exercised	-	-
Forfeited or expired	(1,600)	68.38
Outstanding at June 30, 2026	310,179	$20.82	9.7	$23,958
Exercisable at June 30, 2026	22,130	$217.73	7.8	$-

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	13,367	$317.75	8.6	$58,500
Granted	32,212	62.00
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2025	45,579	$137.20	8.6	$-
Exercisable at December 31, 2025	9,531	$423.93	7.2	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Shares*	Exercise Price	Expiration
September 2021	268	$4,875.00	September 2026
July 2025	490,000	4.35	July 2030
September 2025	79,732	1.1877	November 2030
December 2025	223,899	1.1877	December 2030
February 2026	432,902	2.31	June 2028
February 2026	432,902	2.31	June 2031
March 2026	1,269,316	1.36	June 2031
May 2026	1,558,886	1.65	June 2031
May 2026	3,378,380	1.48	May 2031
May 2026	675,674	1.45	November 2027
Outstanding at June 30, 2026	8,541,959

Issue Date	Number of Shares*	Exercise Price*	Expiration
September 2021	268	$4,875.00	September 2026
May 2024	64,228	8.22	May 2029
July 2024	86,800	14.29	January 2030
August 2024	107,025	32.75	March 2030
March 2025	137,405	32.75	June 2030
July 2025	729,200	4.35	July 2030
September 2025	476,196	2.8543	November 2030
December 2025	2,273,763	2.8543	December 2030
Outstanding at December 31, 2025	3,874,885